Stockholders' Equity (Details) - USD ($)			12 Months Ended
	Aug. 02, 2023	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023	Sep. 07, 2023	Jul. 27, 2023	Mar. 31, 2023	Feb. 22, 2023	Dec. 17, 2021
Stockholders Equity [Line Items]
Subscription rights to purchase units								6,366,129
Warrants expiration								5 years		1 year
Warrants exercise price (in Dollars per share)								$ 1.25
Stockholder received subscription rights (in Dollars per share)									$ 0.5
Price per unit (in Dollars per share)			$ 1
Shares issued			500,000
Gross cash proceeds (in Dollars)		$ 3,140,000
Net proceeds received (in Dollars)			$ 2,600,000
Additional gross proceeds (in Dollars)			$ 3,930,000
Purchase of shares			10,000
Total gross proceeds (in Dollars)			$ 950,000
Aggregate purchase price (in Dollars)	$ 400,000		$ 950,000
Conversion price (in Dollars per share)			$ 0.05
Common stock outstanding percentage			19.90%
Capital or surplus			150.00%
Redemption issued and outstanding			50.00%
Per share percentage			200.00%
Dividend rate			12.00%
Securities purchase agreement (in Dollars per share)			$ 0.47
Shares of common stock				970,000
Additional shares of common stock				1,030,000
Equity-based compensation (in Dollars)				$ 1,233,300
Common Stock [Member]
Stockholders Equity [Line Items]
Common stock								1
Aggregate purchase price (in Dollars)
Common Stock [Member] | Rights Offering [Member]
Stockholders Equity [Line Items]
Shares issued		3,143,969
Series A Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Convertible preferred stock par value (in Dollars per share)							$ 0.001
Undesignated preferred stock			10,000
Conversion price (in Dollars per share)			$ 0.1
Common stock outstanding percentage			19.90%
Series A Redeemable Preferred Stock [Member]
Stockholders Equity [Line Items]
Price per unit (in Dollars per share)			$ 100
Shares issued				970,000	2,000	4,000
Total gross proceeds (in Dollars)			$ 1,000,000
Stock issued			4,000
Conversion price (in Dollars per share)			$ 0.1
Common stock outstanding percentage			4.99%
Redemption issued and outstanding			75.00%
Per share percentage			150.00%
Dividend rate			50.00%
Warrant [Member]
Stockholders Equity [Line Items]
Common stock								1
Warrant [Member] | Rights Offering [Member]
Stockholders Equity [Line Items]
Shares issued		3,143,969